Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | 2024
Corporate Bonds   44.3%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Boeing Co. (The)
6.528%, 05/01/34
(a)
530,000 556,353
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 358,517
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 249,178
RTX Corp.
5.150%, 02/27/33 400,000 405,234
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
555,000 600,692
Textron, Inc.
6.100%, 11/15/33 100,000 105,912
TransDigm , Inc.
6.375%, 03/01/29
(a)
750,000 764,325
6.625%, 03/01/32
(a)
1,000,000 1,022,934
Total 4,063,145
Airlines 1.2%
Air Canada
3.875%, 08/15/26
(a)
407,000 391,449
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
449,167 446,037
5.750%, 04/20/29
(a)
1,278,000 1,248,899
Delta Air Lines, Inc.
7.375%, 01/15/26 252,000 257,421
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.000%, 04/15/29
(a)
449,625 428,079
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 99,432
4.625%, 04/15/29
(a)
1,470,000 1,389,795
Total 4,261,112
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 251,428
Essex Portfolio LP
3.000%, 01/15/30 167,000 151,316
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 89,311
Total 492,055
Automotive 0.6%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 182,024
Ford Motor Co.
3.250%, 02/12/32 732,000 615,022
General Motors Financial Co., Inc.
6.100%, 01/07/34 250,000 257,634
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 506,000 477,003
Tenneco, Inc.
8.000%, 11/17/28
(a)
836,000 758,631
Total 2,290,314
Banking 2.2%
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
200,000 205,649
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 510,030
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 208,924
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank of Nova Scotia/The
4.588%, (US 5 Year CMT T-Note +
2.050%), 05/04/37
(b)
250,000 230,640
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
700,000 736,435
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
381,000 385,336
6.377%, (SOFRRATE + 2.860%),
06/08/34
(b)
250,000 261,932
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
500,000 505,520
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
500,000 517,869
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 61,724
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
58,000 58,106
Deutsche Bank AG/New York NY
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
260,000 225,315
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
250,000 259,491
Discover Financial Services
7.964%, (SOFRINDX + 3.370%),
11/02/34
(b)
250,000 287,906
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 296,663
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
715,000 677,907
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
342,000 267,607
KeyCorp
Series MTN, 2.550%, 10/01/29 234,000 204,468
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 228,599
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
250,000 238,760
Morgan Stanley
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
600,000 588,672
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
250,000 256,316
Synchrony Financial
5.150%, 03/19/29 85,000 83,341
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
802,000 768,488
Total 8,065,698
Brokerage/Asset Managers/Exchanges 0.6%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 91,319

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2024 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CI Financial Corp.
3.200%, 12/17/30 78,000 62,879
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 224,334
Jane Street Group / JSG Finance, Inc.
7.125%, 04/30/31
(a)
350,000 362,977
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
680,000 631,936
Jefferies Financial Group, Inc.
6.200%, 04/14/34 580,000 601,832
Nasdaq, Inc.
1.650%, 01/15/31 123,000 101,247
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 263,070
Total 2,339,594
Building Materials 0.5%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
565,000 505,214
6.375%, 03/01/34
(a)
300,000 302,689
Owens Corning
5.700%, 06/15/34 200,000 206,923
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 383,935
4.375%, 07/15/30
(a)
600,000 546,553
Total 1,945,314
Cable and Satellite 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,620,000 1,379,018
4.750%, 03/01/30
(a)
498,000 445,696
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 500,000 451,947
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
730,000 717,850
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,275,000 1,216,582
LCPR Senior Secured Financing DAC
Series REGS, 6.750%, 10/15/27
(a)
323,000 301,299
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
240,000 217,516
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
410,000 381,485
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 371,609
Ziggo BV
4.875%, 01/15/30
(a)
350,000 319,148
Total 5,802,150
Chemicals 0.4%
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 262,805
Dow Chemical Co. (The)
5.150%, 02/15/34 250,000 249,522
Eastman Chemical Co.
5.625%, 02/20/34 250,000 253,589
FMC Corp.
3.450%, 10/01/29 46,000 42,343
LYB International Finance III LLC
2.250%, 10/01/30 100,000 86,756
NewMarket Corp.
2.700%, 03/18/31 26,000 22,221
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tronox , Inc.
4.625%, 03/15/29
(a)
500,000 455,584
Total 1,372,820
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 438,670
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
824,000 815,771
United Rentals North America, Inc.
3.875%, 02/15/31 785,000 709,227
Total 1,963,668
Consumer Cyclical Services 1.0%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 412,370
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 445,813
CBRE Services, Inc.
5.950%, 08/15/34 250,000 262,445
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
414,000 397,252
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 748,382
Service Corp International
3.375%, 08/15/30 435,000 385,223
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
952,000 918,759
Total 3,570,244
Consumer Products 0.1%
Haleon US Capital LLC
3.625%, 03/24/32 500,000 458,975
Diversified Manufacturing 1.3%
Carrier Global Corp.
5.900%, 03/15/34 450,000 481,452
Chart Industries, Inc.
7.500%, 01/01/30
(a)
286,000 297,700
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,120,212
Ingersoll Rand, Inc.
5.700%, 08/14/33 250,000 261,834
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 200,000 199,991
Regal Rexnord Corp.
6.400%, 04/15/33 462,000 482,123
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 601,555
Trane Technologies Financing Ltd.
5.100%, 06/13/34 200,000 203,390
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 284,469
WESCO Distribution, Inc.
7.250%, 06/15/28
(a)
789,000 809,015
Total 4,741,741
Electric 1.9%
AES Corp. (The)
2.450%, 01/15/31 70,000 58,918
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,122
5.625%, 03/01/33 150,000 153,851
Arizona Public Service Co.
5.700%, 08/15/34 150,000 153,998

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Avangrid , Inc.
3.800%, 06/01/29 29,000 27,599
Calpine Corp.
4.500%, 02/15/28
(a)
403,000 386,229
5.125%, 03/15/28
(a)
620,000 600,478
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 491,964
4.750%, 03/15/28
(a)
126,000 121,018
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 266,659
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 94,000 78,769
5.375%, 11/15/32 290,000 294,966
DTE Energy Co.
5.850%, 06/01/34 190,000 197,866
Duke Energy Corp.
2.450%, 06/01/30 331,000 291,860
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 157,420
Exelon Corp.
5.300%, 03/15/33 250,000 254,386
National Grid PLC
5.418%, 01/11/34 250,000 250,917
NextEra Energy Capital Holdings Inc
5.250%, 03/15/34 250,000 252,105
NextEra Energy Capital Holdings, Inc.
5.000%, 07/15/32 36,000 35,989
NRG Energy, Inc.
3.625%, 02/15/31
(a)
49,000 42,887
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 166,068
4.550%, 07/01/30 165,000 159,721
PG&E Corp.
5.000%, 07/01/28 130,000 126,812
5.250%, 07/01/30 700,000 676,562
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 166,389
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 322,525
Talen Energy Supply LLC
8.625%, 06/01/30
(a)
250,000 269,344
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 801,337
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 290,911
Total 7,180,670
Environmental 0.2%
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
250,000 256,907
Republic Services, Inc.
2.375%, 03/15/33 305,000 251,277
Waste Connections, Inc.
4.200%, 01/15/33 250,000 237,677
Total 745,861
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 883,000 777,691
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 156,773
Aon Corp.
2.800%, 05/15/30 64,000 57,600
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ares Capital Corp.
5.875%, 03/01/29 58,000 58,178
Blue Owl Credit Income Corp.
6.600%, 09/15/29
(a)
190,000 191,488
First American Financial Corp.
4.000%, 05/15/30 100,000 92,541
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
610,000 598,141
GATX Corp.
4.700%, 04/01/29 86,000 85,329
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 386,217
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
500,000 509,997
OneMain Finance Corp.
4.000%, 09/15/30 960,000 839,951
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 531,978
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
201,000 178,637
Total 4,464,521
Food and Beverage 1.4%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 206,130
Campbell Soup Co.
5.400%, 03/21/34 250,000 254,192
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 246,628
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 297,683
General Mills, Inc.
4.950%, 03/29/33 250,000 249,298
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 269,859
JBS USA Holding LUX SARL / JBS USA Food Co. / JBS LUX Co. SARL
5.750%, 04/01/33 32,000 32,257
6.750%, 03/15/34
(a)
650,000 698,735
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 332,348
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 319,396
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
437,000 431,322
Pilgrim's Pride Corp.
6.250%, 07/01/33 320,000 332,371
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,148,000 1,069,715
US Foods, Inc.
4.750%, 02/15/29
(a)
500,000 478,742
Total 5,218,676
Gaming 1.6%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
848,000 780,783
Caesars Entertainment, Inc.
7.000%, 02/15/30
(a)
1,075,000 1,108,702
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
650,000 636,926
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 250,000 268,668
Las Vegas Sands Corp.
6.200%, 08/15/34 240,000 242,417

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
655,000 589,773
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
460,000 408,221
VICI Properties LP
5.125%, 05/15/32 557,000 544,558
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
721,000 659,199
5.625%, 08/26/28
(a)
292,000 276,465
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 385,580
Total 5,901,292
Health Care 2.7%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
486,000 468,266
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
852,000 875,065
Baxter International, Inc.
2.539%, 02/01/32 518,000 435,953
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 251,507
Cigna Group (The)
2.400%, 03/15/30 209,000 185,254
5.250%, 02/15/34 250,000 252,595
CVS Health Corp.
5.250%, 02/21/33 600,000 598,319
DaVita, Inc.
3.750%, 02/15/31
(a)
1,396,000 1,207,950
4.625%, 06/01/30
(a)
160,000 146,587
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 553,109
HCA, Inc.
5.500%, 06/01/33 410,000 414,728
Hologic , Inc.
3.250%, 02/15/29
(a)
200,000 182,387
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
213,000 239,073
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,666,827
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
410,000 418,691
Smith & Nephew PLC
2.032%, 10/14/30 76,000 64,436
Solventum Corp.
5.600%, 03/23/34
(a)
500,000 503,103
Star Parent, Inc.
9.000%, 10/01/30
(a)
210,000 224,306
Tenet Healthcare Corp.
5.125%, 11/01/27 750,000 737,236
6.125%, 06/15/30 485,000 487,006
Universal Health Services, Inc.
2.650%, 10/15/30 338,000 296,245
Total 10,208,643
Healthcare Insurance 0.1%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 217,043
Humana, Inc.
2.150%, 02/03/32 226,000 184,524
Total 401,567
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthcare REIT 0.3%
DOC DR LLC
2.625%, 11/01/31 150,000 126,840
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 443,736
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 91,543
Welltower OP LLC
2.800%, 06/01/31 293,000 256,354
Total 918,473
Independent Energy 1.6%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
230,000 232,527
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 305,015
8.750%, 07/01/31
(a)
700,000 753,707
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
675,000 628,738
6.750%, 03/01/29
(a)
174,000 168,667
Crescent Energy Finance LLC
9.250%, 02/15/28
(a)
500,000 528,004
Devon Energy Corp.
4.500%, 01/15/30 20,000 19,571
Diamondback Energy, Inc.
3.500%, 12/01/29 76,000 71,480
6.250%, 03/15/33 350,000 373,749
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
859,000 798,341
Occidental Petroleum Corp.
6.625%, 09/01/30 26,000 27,820
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
750,000 755,224
Southwestern Energy Co.
4.750%, 02/01/32 1,013,000 946,431
Vital Energy, Inc.
7.875%, 04/15/32
(a)
250,000 254,402
Total 5,863,676
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
104,000 102,219
Leisure 1.1%
Carnival Corp.
4.000%, 08/01/28
(a)
1,320,000 1,248,936
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
268,000 289,753
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 274,921
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 763,940
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 497,219
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
490,000 488,140
9.250%, 01/15/29
(a)
411,000 439,421
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc.
6.625%, 05/01/32
(a)
250,000 256,608
Total 4,258,938
Life Insurance 0.3%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 147,105
6.150%, 04/03/30 12,000 12,643

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 440,941
Globe Life, Inc.
2.150%, 08/15/30 26,000 21,638
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
512,000 480,850
Total 1,103,177
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 833,798
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
580,000 585,857
Marriott International, Inc.
5.300%, 05/15/34 200,000 201,582
Total 1,621,237
Media and Entertainment 1.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
427,000 413,868
7.875%, 04/01/30
(a)
500,000 509,091
Fox Corp.
6.500%, 10/13/33 250,000 268,154
Gray Television, Inc.
10.500%, 07/15/29
(a)
300,000 313,086
News Corp.
3.875%, 05/15/29
(a)
597,000 553,458
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
435,000 399,852
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 276,042
ROBLOX Corp.
3.875%, 05/01/30
(a)
424,000 380,058
TEGNA, Inc.
5.000%, 09/15/29 841,000 767,194
Univision Communications, Inc.
4.500%, 05/01/29
(a)
1,060,000 927,076
6.625%, 06/01/27
(a)
290,000 288,575
Warnermedia Holdings, Inc.
4.279%, 03/15/32 830,000 719,937
Total 5,816,391
Media Cable 0.7%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,489,000 1,434,436
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 249,710
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
980,000 899,425
Total 2,583,571
Metals and Mining 0.7%
ArcelorMittal SA
6.800%, 11/29/32 250,000 269,884
Cleveland-Cliffs, Inc.
7.000%, 03/15/32
(a)
250,000 251,324
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
890,000 804,156
Newmont Corp.
2.250%, 10/01/30 222,000 193,893
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34
(a)
100,000 102,380
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 546,806
Steel Dynamics, Inc.
3.250%, 01/15/31 188,000 169,703
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 379,840
Total 2,717,986
Midstream 2.6%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 107,232
Cheniere Energy Partners LP
4.000%, 03/01/31 344,000 318,523
Cheniere Energy, Inc.
4.625%, 10/15/28 230,000 225,610
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 720,642
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 125,348
4.375%, 06/15/31
(a)
800,000 737,416
Enbridge, Inc.
5.700%, 03/08/33 600,000 619,488
Energy Transfer LP
6.550%, 12/01/33 440,000 476,297
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
736,000 695,125
6.500%, 07/01/27
(a)
39,000 39,743
Kinder Morgan, Inc.
5.400%, 02/01/34 500,000 504,137
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 489,450
MPLX LP
2.650%, 08/15/30 422,000 372,599
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
500,000 507,005
ONEOK, Inc.
6.050%, 09/01/33 525,000 552,385
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 44,000 41,174
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 86,296
Targa Resources Corp.
6.500%, 03/30/34 300,000 324,817
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
1,070,000 973,766
Venture Global LNG, Inc.
9.500%, 02/01/29
(a)
1,300,000 1,445,660
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,973
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 415,070
Total 9,779,756
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 151,119
Sempra
5.500%, 08/01/33 250,000 255,803
Total 406,922
Office REIT 0.1%
Boston Properties LP
3.250%, 01/30/31 56,000 48,581
6.500%, 01/15/34 250,000 261,722

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CubeSmart LP
2.000%, 02/15/31 98,000 81,387
Highwoods Realty LP
2.600%, 02/01/31 136,000 111,482
Total 503,172
Oil Field Services 0.6%
Transocean, Inc.
8.750%, 02/15/30
(a)
561,600 590,921
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 523,853
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
368,000 386,585
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 727,804
Total 2,229,163
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 533,965
6.250%, 05/15/26 67,000 66,808
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 359,252
Total 960,025
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 253,594
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 100,670
Total 354,264
Other REIT 0.1%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 55,809
Extra Space Storage LP
2.550%, 06/01/31 240,000 203,786
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
270,000 257,908
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 26,000 23,738
Total 541,241
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 250,000 244,369
Essential Utilities, Inc.
2.704%, 04/15/30 46,000 41,046
Total 285,415
Packaging 0.8%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 257,733
Ball Corp.
2.875%, 08/15/30 588,000 505,490
6.000%, 06/15/29 320,000 323,727
Berry Global, Inc.
5.650%, 01/15/34
(a)
160,000 160,515
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
980,000 1,011,077
Pactiv Evergreen Group Issuer Inc /Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 415,917
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 195,895
Total 2,870,354
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29 781,000 661,912
Smurfit Kappa Treasury ULC
5.438%, 04/03/34
(a)
250,000 253,699
Suzano Austria GmbH
3.750%, 01/15/31 55,000 48,931
Total 964,542
Pharmaceuticals 0.8%
Amgen, Inc.
5.250%, 03/02/33 1,052,000 1,069,388
Gilead Sciences, Inc.
5.250%, 10/15/33 250,000 256,974
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 342,261
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 563,686
5.125%, 04/30/31
(a)
940,000 863,586
Zoetis, Inc.
2.000%, 05/15/30 36,000 31,087
Total 3,126,982
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
780,000 784,027
7.000%, 01/15/31
(a)
250,000 254,479
AON North America, Inc.
5.450%, 03/01/34 500,000 510,056
Assurant, Inc.
2.650%, 01/15/32 40,000 33,482
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 20,163
CNA Financial Corp.
5.125%, 02/15/34 250,000 248,449
Enstar Group Ltd.
3.100%, 09/01/31 101,000 83,369
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 126,000 111,954
Fidelity National Financial, Inc.
2.450%, 03/15/31 127,000 106,658
3.400%, 06/15/30 8,000 7,243
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 68,420
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
500,000 501,338
HUB International Ltd.
7.250%, 06/15/30
(a)
1,400,000 1,444,850
Markel Group, Inc.
3.350%, 09/17/29 44,000 41,211
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
900,000 923,185
Willis North America, Inc.
4.500%, 09/15/28 121,000 119,119
Total 5,258,003
Railroads 0.2%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 462,718
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 220,849
Total 683,567

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 200,557
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 529,054
Phillips 66 Co.
3.150%, 12/15/29 120,000 110,661
5.300%, 06/30/33 160,000 161,782
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,703
Total 822,200
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,387,850
McDonald's Corp.
4.950%, 08/14/33 250,000 252,103
Starbucks Corp.
4.800%, 02/15/33 300,000 298,892
Yum! Brands, Inc.
3.625%, 03/15/31 302,000 269,538
4.625%, 01/31/32 535,000 498,901
Total 2,707,284
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 83,183
Retail REIT 0.2%
Agree LP
2.900%, 10/01/30 90,000 79,389
Brixmor Operating Partnership LP
5.500%, 02/15/34 250,000 250,797
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 241,602
Total 571,788
Retailers 1.4%
AutoZone, Inc.
4.750%, 02/01/33 250,000 244,030
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 498,491
Dollar General Corp.
5.450%, 07/05/33 250,000 253,490
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
700,000 658,661
Lowe's Cos., Inc.
3.750%, 04/01/32 250,000 231,874
5.000%, 04/15/33 240,000 240,836
O'Reilly Automotive, Inc.
4.700%, 06/15/32 250,000 246,192
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
500,000 469,705
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
500,000 529,163
11.250%, 02/15/27
(a)
750,000 810,544
Tapestry, Inc.
7.850%, 11/27/33 652,000 695,000
Tractor Supply Co.
5.250%, 05/15/33 250,000 253,053
Total 5,131,039
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 1,016,546
4.625%, 01/15/27
(a)
82,000 79,905
Total 1,096,451
Technology 4.4%
Amdocs Ltd.
2.538%, 06/15/30 92,000 80,837
Amphenol Corp.
2.800%, 02/15/30 212,000 192,847
Arrow Electronics, Inc.
5.875%, 04/10/34 250,000 252,684
Block, Inc.
3.500%, 06/01/31 929,000 806,375
6.500%, 05/15/32
(a)
200,000 203,496
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
940,000 988,914
Broadcom, Inc.
3.187%, 11/15/36
(a)
500,000 407,979
4.926%, 05/15/37
(a)
200,000 192,939
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 178,442
CGI, Inc.
2.300%, 09/14/31 45,000 36,820
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 137,025
4.875%, 07/01/29
(a)
500,000 471,767
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,892,000 1,843,818
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,045
5.400%, 04/15/34 250,000 252,699
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 438,995
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 250,000 255,080
Fiserv, Inc.
5.625%, 08/21/33 500,000 517,845
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 305,004
Global Payments, Inc.
5.400%, 08/15/32 250,000 249,984
HP, Inc.
5.500%, 01/15/33 360,000 370,139
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 636,510
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 248,313
5.250%, 07/15/30
(a)
792,000 762,409
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 250,989
Leidos , Inc.
2.300%, 02/15/31 60,000 50,785
Micron Technology, Inc.
2.703%, 04/15/32 250,000 212,246
Motorola Solutions, Inc.
4.600%, 05/23/29 64,000 63,495
5.400%, 04/15/34 250,000 254,465
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 546,392

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NCR Voyix Corp.
5.125%, 04/15/29
(a)
687,000 656,267
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
1,084,000 1,060,879
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 179,728
Open Text Corp.
3.875%, 02/15/28
(a)
150,000 140,160
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 475,731
Oracle Corp.
4.900%, 02/06/33 750,000 744,824
Sensata Technologies BV
4.000%, 04/15/29
(a)
300,000 278,098
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 924,426
Vontier Corp.
2.950%, 04/01/31 275,000 234,533
Western Union Co. (The)
2.750%, 03/15/31 48,000 40,750
Workday, Inc.
3.800%, 04/01/32 300,000 276,635
Total 16,223,369
Tobacco 0.2%
BAT Capital Corp
6.421%, 08/02/33 440,000 472,232
Vector Group Ltd.
5.750%, 02/01/29
(a)
370,000 355,284
Total 827,516
Transportation Services 0.0%
GXO Logistics, Inc.
2.650%, 07/15/31 130,000 107,677
Wireless 1.0%
American Tower Corp.
1.875%, 10/15/30 250,000 209,202
Crown Castle, Inc.
2.100%, 04/01/31 180,000 149,486
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 228,509
5.300%, 02/15/34 250,000 250,598
SBA Communications Corp.
3.125%, 02/01/29 848,000 767,839
3.875%, 02/15/27 272,000 261,930
T-Mobile USA, Inc.
5.200%, 01/15/33 600,000 606,722
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
200,000 169,445
4.750%, 07/15/31
(a)
334,000 286,723
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 220,724
Zegona Finance PLC
8.625%, 07/15/29
(a)
400,000 408,402
Total 3,559,580
Wirelines 1.3%
AT&T, Inc.
5.400%, 02/15/34 250,000 255,251
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 250,626
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,066,000 1,025,821
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 898,347
Level 3 Financing, Inc.
11.000%, 11/15/29
(a)
500,000 529,257
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,080,000 1,093,424
Verizon Communications, Inc.
2.355%, 03/15/32 1,020,000 853,355
Total 4,906,081
Total Corporate Bonds
(Cost $169,084,251) 164,673,859
Foreign Government Obligations
(c),(d)
  29.6%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 6,146,000 3,261,351
Brazil 1.5%
Brazilian Government International Bond
6.000%, 10/20/33 4,201,000 4,137,675
Petrobras Global Finance BV
6.500%, 07/03/33 1,380,000 1,405,496
Total 5,543,171
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 4,700,000 3,352,333
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,600,000 1,622,741
Series REGS, 6.440%, 01/26/36 750,000 784,163
Total 2,406,904
Colombia 1.7%
Colombia Government International Bond
3.125%, 04/15/31 606,000 488,194
7.500%, 02/02/34 2,707,000 2,751,695
Ecopetrol SA
8.875%, 01/13/33 3,016,000 3,150,211
Total 6,390,100
Costa Rica 0.6%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,068,966
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,730,000 3,420,406
France 1.0%
French Republic Government Bond OAT
Series OAT, 1.250%, 05/25/34
(a)
EUR 1,300,000 1,204,102
Series OAT, 0.000%, 11/25/31
(a)
EUR 340,000 300,938
Series OAT, 1.500%, 05/25/31
(a)
EUR 2,055,000 2,053,140
Total 3,558,180
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/33 EUR 3,041,000 3,310,287
Guatemala 0.3%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,268,441
Hungary 0.8%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,402,000 1,943,006
Series REGS, 6.250%, 09/22/32 225,000 235,938

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | 2024
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series REGS, 5.500%, 03/26/36 1,000,000 985,398
Total 3,164,342
India 0.3%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,500,000 1,265,292
Indonesia 1.6%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,260,000 2,793,782
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,219,000 1,028,518
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,958,124
Total 5,780,424
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 2,800,000 3,384,704
Ivory Coast 0.6%
Ivory Coast Government International Bond
8.250%, 01/30/37 1,300,000 1,262,256
Series REGS, 6.125%, 06/15/33 1,000,000 888,974
Total 2,151,230
Japan 0.9%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 198,619
Series 368, 0.200%, 09/20/32 JPY 276,500,000 1,741,323
Series 366, 0.200%, 03/20/32 JPY 88,000,000 557,821
Series 371, 0.400%, 06/20/33 JPY 114,000,000 722,885
Total 3,220,648
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 3.500%, 04/14/33 800,000 661,858
Series REGS, 5.375%, 04/24/30 830,000 812,937
Total 1,474,795
Mexico 1.5%
Mexico Government International Bond
2.659%, 05/24/31 939,000 789,408
6.000%, 05/07/36 4,708,000 4,700,123
Total 5,489,531
Morocco 0.8%
Morocco Government International Bond
6.500%, 09/08/33 1,500,000 1,565,032
OCP SA
Series REGS, 6.750%, 05/02/34 1,500,000 1,559,067
Total 3,124,099
New Zealand 0.9%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 792,000 450,048
Series 0531, 1.500%, 05/15/31 NZD 1,652,000 829,421
Series 0433, 3.500%, 04/14/33 NZD 3,710,000 2,076,057
Total 3,355,526
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 5,580,000 454,416
Series 486, 3.000%, 08/15/33
(a)
NOK 23,350,000 2,062,466
Series 484, 2.125%, 05/18/32
(a)
NOK 9,600,000 800,246
Total 3,317,128
Oman 0.8%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 600,000 618,779
Series REGS, 6.250%, 01/25/31 2,100,000 2,194,695
Total 2,813,474
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Panama 0.8%
Panama Government International Bond
6.700%, 01/26/36 1,288,000 1,286,642
2.252%, 09/29/32 1,650,000 1,223,269
6.400%, 02/14/35 500,000 487,585
Total 2,997,496
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 348,000 339,658
Series REGS, 2.739%, 01/29/33 1,000,000 824,491
Total 1,164,149
Peru 0.9%
Peruvian Government International Bond
2.783%, 01/23/31 1,733,000 1,505,854
3.000%, 01/15/34 2,344,000 1,943,841
Total 3,449,695
Philippines 0.9%
Philippine Government International Bond
9.500%, 02/02/30 2,692,000 3,287,150
Romania 0.8%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 2,043,675
7.125%, 01/17/33 770,000 825,172
Total 2,868,847
Serbia 0.5%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 250,000 250,002
Series REGS, 6.500%, 09/26/33 1,500,000 1,553,564
Total 1,803,566
South Africa 0.7%
Republic of South Africa Government
International Bond
5.875%, 06/22/30 924,000 895,865
4.850%, 09/30/29 1,900,000 1,774,498
Total 2,670,363
Sweden 0.9%
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 20,000 1,906
Series 1062, 0.125%, 05/12/31 SEK 28,150,000 2,329,836
Series 1065, 1.750%, 11/11/33 SEK 10,000,000 913,854
Series 1061, 0.750%, 11/12/29 SEK 2,310,000 203,029
Total 3,448,625
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,233,000 3,196,132
0.138%, 06/22/29 CHF 56,000 62,021
Total 3,258,153
United Arab Emirates 1.5%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,550,000 2,814,908
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,506,163
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,260,610
Total 5,581,681
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,600,000 3,436,263
Uruguay 0.8%
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,488,075

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2024 11
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
4.375%, 01/23/31 1,654,000 1,628,055
Total 3,116,130
Total Foreign Government Obligations
(Cost $113,412,437) 110,203,450
Residential Mortgage-Backed Securities - Agency   14.9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 11.9%
2.000%, 08/15/54
(e)
1,940,000 1,560,411
3.500%, 08/15/54
(e)
1,729,000 1,568,621
4.000%, 08/15/54
(e)
3,895,000 3,649,948
4.500%, 08/15/54
(e)
5,860,000 5,644,471
5.000%, 08/15/54
(e)
8,200,000 8,074,646
5.500%, 08/15/54
(e)
9,775,000 9,789,968
6.000%, 08/15/54
(e)
8,300,000 8,417,698
6.500%, 08/15/54
(e)
5,300,000 5,435,048
Total 44,140,811
Federal Home Loan Mortgage Corporation 2.4%
2.500%, 08/01/50 4,921,739 4,180,415
3.000%, 01/01/50 224,110 199,182
3.000%, 02/01/50 228,515 203,130
3.000%, 08/01/50 3,302,022 2,928,381
3.500%, 08/01/47 414,675 383,676
3.500%, 08/01/49 118,969 109,341
3.500%, 09/01/49 143,958 132,687
3.500%, 10/01/49 159,591 146,805
3.500%, 11/01/49 157,672 145,364
3.500%, 02/01/50 174,895 160,880
4.000%, 08/01/49 123,183 117,574
4.000%, 09/01/49 158,093 150,788
Total 8,858,223
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 210,343 186,336
3.000%, 01/01/50 271,184 241,065
3.000%, 01/01/50 218,639 194,356
3.000%, 02/01/50 215,637 191,686
3.000%, 03/01/50 225,855 200,432
3.500%, 04/01/49 42,638 39,400
3.500%, 08/01/49 122,744 113,196
3.500%, 09/01/49 229,470 211,726
3.500%, 09/01/49 138,907 127,972
3.500%, 10/01/49 145,864 134,314
3.500%, 12/01/49 166,916 153,544
3.500%, 02/01/50 167,333 153,694
4.000%, 09/01/47 180,892 172,917
4.000%, 03/01/48 329,339 316,155
4.000%, 05/01/49 35,601 33,986
Total 2,470,779
Total Residential Mortgage-Backed
Securities - Agency
(Cost $56,881,866) 55,469,813
Treasury Bills   7.5%
Principal
Amount ($) Value ($)
United States 7.5%
U.S. Treasury Bills
5.371%, 08/20/24 8,000,000 7,977,688
5.379%, 08/22/24 10,000,000 9,969,251
Treasury Bills (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.382%, 09/05/24 10,000,000 9,948,696
Total 27,895,635
Total Treasury Bills
(Cost $27,895,786) 27,895,635
U.S. Treasury Obligations   9.9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.1%
2.750%, 08/15/42 5,886,000 4,673,852
3.000%, 05/15/42 4,500,000 3,727,266
3.250%, 05/15/42 6,810,000 5,842,767
4.125%, 08/15/53 2,426,000 2,333,130
4.250%, 02/15/54 2,368,000 2,329,150
4.375%, 08/15/43 1,610,000 1,602,202
4.500%, 02/15/44 2,000,000 2,020,312
4.625%, 05/15/54 476,000 498,536
4.750%, 11/15/43 1,000,000 1,044,531
4.750%, 11/15/53 2,327,000 2,484,072
Total 26,555,818
U.S. Treasury Note 2.8%
3.500%, 02/15/33 2,063,000 1,984,026
3.875%, 08/15/33 2,413,000 2,381,706
4.000%, 02/15/34 2,702,000 2,691,023
4.375%, 05/15/34 824,000 845,244
4.500%, 11/15/33 2,363,000 2,444,597
Total 10,346,596
Total U.S. Treasury Obligations
(Cost $37,003,657) 36,902,414
Money Market Funds 4.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.170%
(f)
16,328,860 16,328,860
Total Money Market Funds
(Cost $16,328,860) 16,328,860
Total Investments in Securities
(Cost $420,606,857) 411,474,031
Other Assets & Liabilities, Net (39,511,570)
Net Assets 371,962,461

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2024 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | 2024
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to
$110,380,807, which represents 29.68% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT290_10_P01_(09/24)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.